CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	¥ 22,421,189	$ 3,436,198	¥ 5,768,186		¥ 14,160,322
Restricted cash	52,422,447	8,034,091	27,577,671		16,379,364
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 74,843,636	$ 11,470,289	¥ 33,345,857	$ 5,110,476	¥ 30,539,686	¥ 12,429,001